Note 11 - Business and Credit Concentrations, Major Customers and Geographic Information - Revenue Attributed to United States and All Other Countries (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Net sales	$ 82,977,732	$ 75,266,038	$ 83,523,330
UNITED STATES
Net sales	65,457,787	52,931,288	62,010,259
Outside United States [Member]
Net sales	$ 17,519,945	$ 22,334,750	$ 21,513,071